Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended December 31,
	2025	2024	2023
Current income tax expenses	$-	$51,430	$-
Deferred income tax (benefits)/ expenses	(88,933)	-	-
Total income tax (benefits)/ expenses	$(88,933)	$51,430	$-

Schedule of Reconciliation Between the Group’s Actual Provision for Income Taxes

A reconciliation between the Group’s actual provision for income taxes and the provision at the SG, mainland statutory rate is as follows:

	For the years ended December 31,
	2025	2024	2023
Loss before income taxes	$(22,848,437)	$(8,071,412)	$(4,774,087)
Income tax expenses computed at statutory EIT (“Effective Income Tax”) rate	(3,884,236)	(1,372,140)	(811,595)
Impact of different tax rates in other jurisdictions	(38,493)	-	-
Reconciling items:
Non-deductible expenses	1,200,116	95,988	135,945
Under provision in respect of prior years- Deferred tax	-	(103,083)	-
Change in valuation allowance	2,633,680	1,430,665	675,650
Income tax (benefits)/ expenses	$(88,933)	$51,430	$-
Effective tax rates	0.4%	(0.6)%	-

Schedule of Components of the Deferred Tax Assets

As of December 31, 2025 and 2024, the significant components of the deferred tax assets are summarized below:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	$4,869,609	$2,145,813
Lease liabilities	204,193	168,605
Deferred revenue	67,821	50,590
Bad debt provision	1,273	14,188
Property and equipment	5,114	2,074
Long-term investment	565,250	-
Other accruals	-	107,980
Deferred tax assets, gross	5,713,260	2,489,250
Valuation allowance	(5,116,424)	(2,297,022)
Deferred tax assets, net of valuation allowance	596,836	192,228

Deferred tax liabilities:
Right-of-use assets	(198,193)	(168,605)
Contract cost assets	(27,643)	(23,586)
Property and equipment	(309)	(37)
Derivative liability	(281,758)	-
Deferred tax liabilities	(507,903)	(192,228)

Net deferred tax assets	$88,933	$-

Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset

The roll forward of valuation allowances of deferred tax assets were as follows:

	For the years ended December 31,
	2025	2024	2023
Balance as of beginning of year	$2,297,022	$929,574	$238,081
Additions of valuation allowance	2,633,680	1,430,665	675,650
Foreign currency translation adjustments	185,722	(63,217)	15,843
Balance as of end of year	$5,116,424	$2,297,022	$929,574

Schedule of Net Operating Loss Carryforwards

As of December 31, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

For the years ending December 31,	Amount
2028(1)	$276,443
Indefinitely(2)	27,712,025
Total	$27,988,468

(1)	Represents net operating loss carryforwards generated by the Group’s subsidiary in the DRC. In accordance with the applicable DRC tax regulations, net operating losses can be carried forward for up to three years to offset future taxable income and will expire in 2028 if not utilized.
(2)	Represents net operating loss carryforwards from the Group’s Singapore subsidiaries, which can be carried forward indefinitely to offset future taxable income, subject to statutory shareholding continuity requirements.